21. Fair Value (Details 1) (Fair Value Level 2, USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value Level 2
Assets: (market approach)
Residential mortgage servicing rights	$ 1,311,965	$ 1,329,079
Impaired loans, net of related allowance	241,819	978,892
OREO	$ 1,238,220	$ 1,105,525